Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Details)	Mar. 31, 2026
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	20 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	5 years
Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	4 years
Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	10 years